Segment reporting (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based compensation expenses		¥ (3,694,955)	¥ (3,659,989)	¥ (2,780,062)
Impairment of goodwill and intangible assets			(22,317)
Total	$ 1,292,033	8,994,880	(2,619,131)	(835,476)
Unallocated items
Share-based compensation expenses		(3,694,955)	(3,659,989)	(2,780,062)
Amortization of intangible assets resulting from assets and business acquisitions		(885,385)	(1,805,638)	(1,777,549)
Effects of business cooperation arrangements		822,162	956,248	836,539
Impairment of goodwill and intangible assets			(22,317)
Total		¥ (3,758,178)	¥ (4,531,696)	¥ (3,721,072)